Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.725% Notes due 2028
Amount Registered | shares	684,398,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 684,398,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 94,515.36
Offering Note	Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended. Represents the aggregate principal amount to be offered in the exchange offer to which the registration statement relates.